Incorporated herein by reference is the definitive version of the Fund’s prospectus dated February 28, 2011 filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2011 (SEC Accession No. 0001104659-11-012328); the supplement to the Fund’s prospectus filed pursuant to 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) on June 3, 2011 (SEC Accession No. 0001104659-11-033198); the supplement to the Fund’s prospectus filed pursuant to 497(e) under the 1933 Act on June 17, 2011 (SEC Accession No. 0001104659-11-035398); the supplement to the Fund’s prospectus filed pursuant to 497(e) under the 1933 Act on July 1, 2011 (SEC Accession No. 0001104659-11-037576); the supplement to the Fund’s prospectus filed pursuant to 497(e) under the 1933 Act on July 6, 2011 (SEC Accession No. 0001104659-11-037964); and the supplement to the Fund’s prospectus filed pursuant to 497(e) under the 1933 Act on September 28, 2011 (SEC Accession No. 0001104659-11-053774).